Summary of significant accounting policies (Tables)	12 Months Ended
Jun. 30, 2023
Summary of significant accounting policies
Schedule of official statistics annual price variation
Price variation	June 30, 2021	June 30, 2022	June 30, 2023	Cumulative as of June 30,2023 (3 years)
Annual	50%	64%	116%	431%

Schedule of new accounting standards and amendments
Standards and amendments	Description	Date of application by the Group
Covid-19-related Rent Concessions - Amendments to IFRS 16.

As a result of the COVID-19 pandemic, rent concessions have been granted to lessees. Such concessions might take a variety of forms, including payment holidays and deferral of lease payments. In May 2020, the IASB made an amendment to IFRS 16 Leases which provides lessees with an option to treat qualifying rent concessions in the same way as they would if they were not lease modifications. In many cases, this will result in accounting for the concessions as variable lease payments in the period in which they are granted.

Entities applying the practical expedients must disclose this fact, whether the expedient has been applied to all qualifying rent concessions or, if not, information about the nature of the contracts to which it has been applied, as well as the amount recognized in profit or loss arising from the rent concessions.

06-30-2021
Property, plant and equipment: Proceeds before intended use - Amendments to IAS 16.

The amendment to IAS 16 Property, Plant and Equipment (PP&E) prohibits an entity from deducting from the cost of an item of PP&E any proceeds received from selling items produced while the entity is preparing the asset for its intended use. It also clarifies that an entity is ‘testing whether the asset is functioning properly’ when it assesses the technical and physical performance of the asset. The financial performance of the asset is not relevant to this assessment.

06-30-2023
Reference to the Conceptual Framework - Amendments to IFRS 3

Minor amendments were made to IFRS 3 Business Combinations to update the references to the Conceptual Framework for Financial Reporting and add an exception for the recognition of liabilities and contingent liabilities within the scope of IAS 37 Provisions, Contingent Liabilities and Contingent Assets and Interpretation 21 Levies. The amendments also confirm that contingent assets should not be recognized at the acquisition date.

06-30-2023
Amendment to IAS 37.

The amendment to IAS 37 clarifies that the direct costs of fulfilling a contract include both the incremental costs of fulfilling the contract and an allocation of other costs directly related to fulfilling contracts. Before recognizing a separate provision for an onerous contract, the entity recognizes any impairment loss that has occurred on assets used in fulfilling the contract.

06-30-2023
Annual Improvements to IFRS Standards 2018-2020

The following improvements were finalized in May 2020:

•   IFRS 9 Financial Instruments - clarifies which fees should be included in the 10% test for derecognition of financial liabilities.

•   IFRS 16 Leases - amendment of illustrative example 13 to remove the illustration of payments from the lessor relating to leasehold improvements, to remove any confusion about the treatment of lease incentives.

IAS 41 Agriculture - removal of the requirement for entities to exclude cash flows for taxation when measuring fair value under IAS 41. This amendment is intended to align with the requirement in the standard to discount cash flows on a post-tax basis.

06-30-2023
Standards and amendment	Description	Date of mandatory adoption for the Group in the year ended on
IFRS 17 Insurance Contracts

IFRS 17 was issued in May 2017 as replacement for IFRS 4 Insurance Contracts. It requires a current measurement model where estimates are remeasured in each reporting period. Contracts are measured using the building blocks of:

•       discounted probability-weighted cash flows

•       an explicit risk adjustment, and

•       a contractual service margin (CSM) representing the unearned profit of the contract which is recognised as revenue over the coverage period.

The standard allows a choice between recognising changes in discount rates either in the statement of profit or loss or directly in other comprehensive income. The choice is likely to reflect how insurers account for their financial assets under IFRS 9.

An optional, simplified premium allocation approach is permitted for the liability for the remaining coverage for short duration contracts, which are often written by non-life insurers.

There is a modification of the general measurement model called the ‘variable fee approach’ for certain contracts written by life insurers where policyholders share in the returns from underlying items. When applying the variable fee approach, the entity’s share of the fair value changes of the underlying items is included in the CSM. The results of insurers using this model are therefore likely to be less volatile than under the general model.

The new rules will affect the financial statements and key performance indicators of all entities that issue insurance contracts or investment contracts with discretionary participation features.

Targeted amendments made in July 2020 aimed to ease the implementation of the standard by reducing implementation costs and making it easier for entities to explain the results from applying IFRS 17 to investors and others. The amendments also deferred the application date of IFRS 17 to 1 January 2023.

Further amendments made in December 2021 added a transition option that permits an entity to apply an optional classification overlay in the comparative period(s) presented on initial application of IFRS 17. The classification overlay applies to all financial assets, including those held in respect of activities not connected to contracts within the scope of IFRS 17. It allows those assets to be classified in the comparative period(s) in a way that aligns with how the entity expects those assets to be classified on initial application of IFRS 9. The classification can be applied on an instrument-by-instrument basis.

06-30-2024
Classification of Liabilities as Current or Non-current - Amendments to IAS 1

The narrow-scope amendments to IAS 1 Presentation of Financial Statements clarify that liabilities are classified as either current or noncurrent, depending on the rights that exist at the end of the reporting period. Classification is unaffected by the entity’s expectations or events after the reporting date (e.g. the receipt of a waver or a breach of covenant). The amendments also clarify what IAS 1 means when it refers to the ‘settlement’ of a liability.

The amendments could affect the classification of liabilities, particularly for entities that previously considered management’s intentions to determine classification and for some liabilities that can be converted into equity.

They must be applied retrospectively in accordance with the normal requirements in IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors.

Since the approval of these amendments, the IASB has issued an exposure draft proposing additional changes and the deferral of such amendments until at least January 1, 2024.
Accounting Policy Disclosures - Amendment to IAS 1 and Practical Statement 2

The IASB amended IAS 1 to require entities to disclose their material accounting policies rather than their significant accounting policies. The amendments define what it implies and how to identify material accounting policy information. They also clarify that it is not necessary to disclose immaterial accounting policy. If it is disclosed should not overshadow material accounting information. To support this amendment, the IASB also amended IFRS Practical Statement 2 on "Making materiality related judgments" to advise on how to apply the concept of materiality to disclosure of accounting policies.

06-30-2024
Definition of accounting estimates - Amendments to IAS 8.

The amendment to IAS 8 “Accounting Policies, Changes in Accounting Estimates and Errors” clarifies how entities should distinguish changes in accounting policies from changes in accounting estimates. The distinction is important because changes in accounting estimates are applied prospectively to future transactions and other future events, but changes in accounting policies are generally applied retrospectively to past transactions and other past events, as well as to the current exercise.

06-30-2024
Deferred Tax related to Assets and Liabilities arising from a Single Transaction - Amendments to IAS 12

The amendments to IAS 12 Income Taxes require companies to recognise deferred tax on transactions that, on initial recognition, give rise to equal amounts of taxable and deductible temporary differences. They will typically apply to transactions such as leases of lessees and decommissioning obligations and will require the recognition of additional deferred tax assets and liabilities.

06-30-2024
Sale or contribution of assets between an investor and its associate or joint venture - Amendments to IFRS 10 and IAS 28

The IASB has made limited scope amendments to IFRS 10 Consolidated Financial Statements and IAS 28 Investments in Associates and Joint Ventures.

The amendments clarify the accounting treatment for sales or contribution of assets between an investor and their associates or joint ventures. They confirm that the accounting treatment depends on whether the nonmonetary assets sold or contributed to an associate or joint venture constitute a ‘business’ (as defined in IFRS 3 Business Combinations').

Where the non-monetary assets constitute a business, the investor will recognise the full gain or loss on the sale or contribution of assets. If the assets do not meet the definition of a business, the gain or loss is recognised by the investor only to the extent of the other investor’s interests in the associate or joint venture. The amendments apply prospectively.

In December 2015, the IASB decided to defer the application date of this amendment until such time as the IASB has finalized its research project on the equity method
Global implementation of Pillar Two model

In December 2021, the Organization for Economic Cooperation and Development (OECD) published the Pillar Two model, with the objective of carrying out certain tax reforms applicable to companies.

The rules are designed to ensure that large multinational companies within the scope of the rules pay a minimum level of tax. Generally, the rules apply a supplementary tax system that raises the total amount of taxes paid on an entity's excess profits in a jurisdiction up to the minimum rate of 15%.

06-30-2024
Supplier finance arrangements amendments - amendments to IAS 7 and IFRS 7

The amendments were prepared to respond to requests from investors regarding the need to have more information regarding financing agreements with suppliers, in order to be able to evaluate how these agreements affect liabilities, cash flows and the liquidity risk of an entity. New disclosures must be included in the financial statements, such as the terms and conditions of said agreements, as well as the recorded values of the liabilities, and ranges of payment due dates applicable to the liabilities that are under the Payment Agreement scheme. financing with suppliers, as well as for comparable commercial accounts that are not part of such agreements.

Entities will apply such modifications to reporting annual years beginning on or after January 1, 2024. Early application is permitted. If an entity applies those modifications to prior years, it shall disclose this fact.

Schedule of useful life
Buildings and facilities	Between 5 and 50 years
Machinery and equipment	Between 3 and 24 years
Communication networks	Between 4 and 20 years
Others	Between 3 and 25 years